Bank loans	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
Bank loans

Note 12 – Bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2023 SGD	December 31, 2024 SGD	December 31, 2025 SGD	December 31, 2025 USD
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	315,878	106,875	-	-
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	159,859	77,505	-	-
United Overseas Bank Limited	November 2020/November 2025	2.25%	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd, Mr. Cho Ching Joe Kwan and Mr. Kok Wah Ming, former Directors of Ohmyhome Property Management (S)	82,018	43,439	3,867	3,008
ORIX Leasing Singapore Limited	April 2024/April 2029	7.50%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	-	425,620	-	-
Total				557,755	653,439	3,867	3,008
Bank loans, current portion				331,528	238,521	3,867	3,008
Bank loans, non-current portion				226,227	414,918	-	-

Interest expense for the years ended December 31, 2023, 2024 and 2025 amounted to S$19,105, S$33,068 and S$15,677 (US$12,191) respectively.

The maturities schedule is as follows:

Twelve months ending December 31,

	SGD	USD

2026	3,867	2,989
Total	3,867	2,989